Income from companies accounted for using the equity method	12 Months Ended
Dec. 31, 2019
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Income from companies accounted for using the equity method
Income from companies accounted for using the equity method
Income from companies accounted for using the equity method comprises the amount of profit or loss attributable to the Group generated during the year by associates and joint ventures.
The detail of Income from companies accounted for using the equity method is as follows:

Million euros
	2019	2018	2017
Zurich Santander Insurance America, S.L. - Consolidated	197	194	241
WiZink Bank, S.A.	—	56	36
Allianz Popular, S.L.	30	45	15
Companhia de Crédito, Financiamento e Investimento RCI Brasil	25	21	19
SAM Investment Holdings Limited	—	—	87
Project Quasar Investments 2017, S.L.	(350)	—	—
Other entities	422	421	306
	324	737	704